                           UNDISCOVERED MANAGERS FUNDS

                     Supplement dated September 28, 2001 to
             the Investor Class Prospectus dated December 28, 2000


         EFFECTIVE AS OF SEPTEMBER 21, 2001, UNDISCOVERED MANAGERS REIT FUND CEASED OFFERING INVESTOR CLASS SHARES. CONSEQUENTLY, INVESTOR CLASS SHARES OF OTHER FUNDS CAN NO LONGER BE EXCHANGED FOR REIT FUND SHARES.

                           UNDISCOVERED MANAGERS FUNDS

                     Supplement dated September 28, 2001 to
           the Institutional Class Prospectus dated December 28, 2000


         EFFECTIVE AS OF SEPTEMBER 21, 2001, UNDISCOVERED MANAGERS REIT FUND CEASED OFFERING INVESTOR CLASS SHARES.



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